Supplement dated January 18, 2006

To The Prospectuses Dated May 2, 2005

And Supplements dated December 30, 2005 For

PERSPECTIVE II®

FIFTH THIRD PERSPECTIVE

PERSPECTIVE ADVISORS IISM

PERSPECTIVESM L SERIES

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through JACKSON NATIONAL SEPARATE ACCOUNT – I

Or Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

Through JNLNY SEPARATE ACCOUNT I

This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

Please note the changes in charges for Contracts to which one of the following endorsements is added on and after January 17, 2006:

For the 7% GMWB, the current annual charge is 0.40% (0.42% in Washington State and New York).

For the 5% For Life GMWB, the current annual charge is 0.90% for Owners age 60 to 64 and 0.60% for Owners age 65 to 69.

(To be used with VC4224 Rev. 5/05, FVC4224FT Rev. 5/05, VC5869 Rev. 5/05, VC5890 Rev. 5/05, NV4224 Rev. 5/05, NV5869 Rev. 5/05 and NV5890 Rev. 5/05)

V5988 1/06

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